Borrowings and lease liabilities - Schedule of borrowings (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Opening balance	$ 1,984	$ 2,239	$ 2,239
Proceeds from borrowings	285	320	655
Repayment of borrowings	180	420	909
Finance costs paid on borrowings	(48)		(114)
Interest charged to the income statement	53		114
Deferred loan fees	5		0
Translation	4		(1)
Closing balance	2,103		1,984
Non-current	2,017		1,901
Current	86		83
Reconciliation of finance costs paid (excluding lease finance costs)
Finance costs paid on borrowings	48		114
Commitment fees, utilisation fees and other borrowing costs	6		12
Total finance costs paid	54	$ 63	$ 126
Geita multi-currency RCF
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 285
Reconciliation of finance costs paid (excluding lease finance costs)
Borrowings maturity term	3 years
Geita multi-currency RCF | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 180
Geita multi-currency RCF | Tanzania, Shillings
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	105
2022 multi-currency RCF
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings	180
Reconciliation of finance costs paid (excluding lease finance costs)
Notional amount	$ 1,400